Share Capital/Treasury Shares - Summary of Treasury Shares (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	6,930,235	14,086,748	26,365,915
Treasury shares value, Beginning	$ 68,000	$ 1,647,000
Restricted shares vested		(1,164,666)	(6,352,715)
Restricted shares vested, subscription price per share		$ 0.01	$ 0.01
Restricted shares vested, value		$ (21,000)	$ (64,000)
Early exercised share options vested	(6,930,235)	(5,991,847)	(5,926,452)
Early exercised share options vested, subscription price per share	$ 0.26	$ 0.26	$ 0.26
Early exercised share options vested, value	$ (68)	$ (1,558,000)	$ (1,541,000)
Number of treasury shares, Ending		6,930,235	14,086,748
Treasury shares value, Beginning		$ 68,000	$ 1,647,000
Maxpro Capital Acquisition Corp. [Member]
Disclosure Of Treasury Shares [Line Items]
Number of treasury shares, Beginning	496,752	1,009,724	1,889,882
Treasury shares value, Beginning	$ 68,000	$ 1,647,000	$ 3,252,000
Restricted shares vested		(83,482)	(455,356)
Restricted shares vested, subscription price per share		$ 0.14	$ 0.14
Restricted shares vested, value		$ (21,000)	$ (64,000)
Early exercised share options vested	(496,752)	(429,490)	(424,802)
Early exercised share options vested, subscription price per share	$ 3.63	$ 3.63	$ 3.63
Early exercised share options vested, value	$ (68,000)	$ (1,558,000)	$ (1,541,000)
Number of treasury shares, Ending		496,752	1,009,724
Treasury shares value, Beginning		$ 68,000	$ 1,647,000